Categories of Financial Instruments	12 Months Ended
Dec. 31, 2020
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Categories of Financial Instruments
35. Categories of Financial Instruments

(1)	Financial assets by category as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020
	Financial assets at FVTPL		Equity instruments at FVOCI	Debt instruments at FVOCI	Financial assets at amortized cost	Derivatives hedging instrument	Total
Cash and cash equivalents	￦	—	—	—	1,369,653	—	1,369,653
Financial instruments		—	—	—	1,427,845	—	1,427,845
Short-term investment securities		150,392	—	—	—	—	150,392
Long-term investment securities(*)		193,396	1,454,361	1,080	—	—	1,648,837
Accounts receivable — trade		—	—	—	2,214,353	—	2,214,353
Loans and other receivables		517,175	—	—	1,220,828	—	1,738,003
Derivative financial assets		99,559	—	—	—	65,136	164,695

	￦	960,522	1,454,361	1,080	6,232,679	65,136	8,713,778

(*)	The Group designated ￦1,454,361 million of equity instruments that are not held for trading as financial assets at FVOCI.

(In millions of won)
	December 31, 2019
	Financial assets at FVTPL		Equity instruments at FVOCI	Debt instruments at FVOCI	Financial assets at amortized cost	Derivatives hedging instrument	Total
Cash and cash equivalents	￦	—	—	—	1,270,824	—	1,270,824
Financial instruments		—	—	—	831,637	—	831,637
Short-term investment securities		166,666	—	—	—	—	166,666
Long-term investment securities(*)		142,316	710,272	4,627	—	—	857,215
Accounts receivable — trade		—	—	—	2,247,895	—	2,247,895
Loans and other receivables		532,225	—	—	1,136,332	—	1,668,557
Derivative financial assets		6,074	—	—	—	144,886	150,960

	￦	847,281	710,272	4,627	5,486,688	144,886	7,193,754

(*)	The Group designated ￦710,272 million of equity instruments that are not held for trading as financial assets at FVOCI.

(2)	Financial liabilities by category as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020
	Financial liabilities at FVTPL		Financial liabilities at amortized cost	Derivatives hedging instrument	Total
Accounts payable — trade	￦	—	372,909	—	372,909
Derivative financial liabilities		333,099	—	42,061	375,160
Borrowings		—	2,138,922	—	2,138,922
Debentures		—	8,579,743	—	8,579,743
Lease liabilities(*)		—	1,436,777	—	1,436,777
Accounts payable — other and others		—	6,051,550	—	6,051,550

	￦	333,099	18,579,901	42,061	18,955,061

(In millions of won)
	December 31, 2019
	Financial liabilities at amortized cost		Derivatives hedging instrument	Total
Accounts payable — trade	￦	438,297	—	438,297
Derivative financial liabilities		—	1,043	1,043
Borrowings		2,043,140	—	2,043,140
Debentures		8,220,833	—	8,220,833
Lease liabilities(*)		1,291,007	—	1,291,007
Accounts payable — other and others		6,562,612	—	6,562,612

	￦	18,555,889	1,043	18,556,932

(*)
Lease liabilities are not applicable on category of financial liabilities, but are classified as financial liabilities measured at amortized cost on consideration of nature for measurement of liabilities.